Equity - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2019 Vote ₨ / shares shares	Mar. 31, 2018 ₨ / shares shares	Mar. 31, 2017 ₨ / shares shares
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Authorized share capital	4,000,000,000	3,500,000,000	3,500,000,000
Par value per share | ₨ / shares	₨ 2	₨ 2	₨ 2
Number of shares issued includes partly paid up shares	570	570	570
'A' Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Authorized share capital	1,000,000,000	1,000,000,000	1,000,000,000
Par value per share | ₨ / shares	₨ 2	₨ 2	₨ 2
Number of votes for every ten 'A' Ordinary share held | Vote	1
Number of 'A' Ordinary share needed for one vote	10
Percentage points more than the aggregate rate of dividend declared on Ordinary shares that 'A' Ordinary shareholders are entitled to	5.00%
Convertible cumulative preference shares [Member]
Disclosure of classes of share capital [line items]
Authorized share capital	300,000,000	300,000,000	300,000,000
Par value per share | ₨ / shares	₨ 100	₨ 100	₨ 100